Related party transactions (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related party transactions
Expense Reimbursement Fees			$ 460,000		$ 910,000
Richmont Holdings
Related party transactions
Reimbursement fee payable per month		160,000
Expense Reimbursement Fees	$ 480,000		$ 460,000	$ 960,000	$ 910,000	$ 1,870,000	$ 450,000
Richmont Holdings | Minimum
Related party transactions
Term of agreement		1 year